CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,192,000	$ 2,387,000
Marketable securities	1,194,000	1,033,000
Receivables, prepayments and other assets	1,406,000	1,420,000
Inventories	1,624,000	1,487,000
Total current assets	6,416,000	6,327,000
Non-current assets:
Property, plant and equipment	7,762,000	9,829,000
Right-of-use assets	498,000	335,000
Goodwill and intangible assets, net	660,000	391,000
Marketable securities	839,000	468,000
Deferred tax assets	188,000	241,000
Receivables, prepayments and other assets	351,000	343,000
Other non-current financial assets	85,000	110,000
Total non-current assets	10,383,000	11,717,000
Total assets	16,799,000	18,044,000
Current liabilities:
Trade payables and other current liabilities	2,092,000	2,349,000
Current portion of long-term debt	753,000	571,000
Current portion of lease obligations	90,000	32,000
Provisions	17,000	54,000
Current portion of deferred income from government grants	92,000	93,000
Total current liabilities	3,044,000	3,099,000
Non-current liabilities:
Non-current portion of long-term debt	1,053,000	1,801,000
Other non-current liabilities	1,022,000	1,190,000
Non-current portion of lease obligations	424,000	350,000
Provisions	197,000	186,000
Non-current portion of deferred income from government grants	235,000	267,000
Total non-current liabilities	2,931,000	3,794,000
Total liabilities	5,975,000	6,893,000
Equity:
Ordinary shares, $0.02 par value, 552,912,823 and 553,548,190 shares issued and outstanding as of December 31, 2024 and 2023, respectively	11,000	11,000
Additional paid-in capital	24,014,000	24,027,000
Accumulated deficit	(13,266,000)	(13,001,000)
Accumulated other comprehensive income	17,000	67,000
Equity attributable to the shareholders of GLOBALFOUNDRIES Inc.	10,776,000	11,104,000
Non-controlling interests	48,000	47,000
Total equity	10,824,000	11,151,000
Total liabilities and equity	$ 16,799,000	$ 18,044,000